SCHEDULE OF MATURITY OF LEASE LIABILITIES (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Maturity of lease liabilities	$ 236,786	$ 248,728
Finance costs	(7,402)	(11,053)
Lease liabilities	229,384	237,675	$ 365,356
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Maturity of lease liabilities	191,563	135,670
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Maturity of lease liabilities	$ 45,223	$ 113,058